Expense Example - FidelityFoundersFund-AMCIZPRO - FidelityFoundersFund-AMCIZPRO - Fidelity Founders Fund	Jun. 29, 2023 USD ($)
Fidelity Advisor Founders Fund - Class Z
Expense Example:
1 year	$ 77
3 years	245
5 years	429
10 years	962
Fidelity Advisor Founders Fund - Class A
Expense Example:
1 year	685
3 years	934
5 years	1,206
10 years	1,979
Fidelity Advisor Founders Fund - Class C
Expense Example:
1 year	293
3 years	616
5 years	1,069
10 years	2,127
Fidelity Advisor Founders Fund - Class M
Expense Example:
1 year	488
3 years	784
5 years	1,104
10 years	2,009
Fidelity Advisor Founders Fund - Class I
Expense Example:
1 year	90
3 years	281
5 years	488
10 years	$ 1,084